NATURE OF OPERATIONS (Details) - ha	12 Months Ended
	Dec. 31, 2025	Nov. 30, 2025	Dec. 31, 2024	Nov. 30, 2024
NATURE OF OPERATIONS
Area of land	457,000
Wheeler River Joint Venture
NATURE OF OPERATIONS
Effective ownership interest	95.00%
Waterbury Lake Uranium LP
NATURE OF OPERATIONS
Ownership interest, joint ventures	70.55%
McClean Lake Joint Venture
NATURE OF OPERATIONS
Effective ownership interest	25.17%
Midwest Joint Venture
NATURE OF OPERATIONS
Effective ownership interest	22.50%
JCU
NATURE OF OPERATIONS
Ownership interest, joint ventures	50.00%	50.00%	50.00%	50.00%
JCU | Wheeler River Joint Venture
NATURE OF OPERATIONS
Ownership interest, joint ventures	10.00%
JCU | Millennium Project
NATURE OF OPERATIONS
Ownership interest, joint ventures	30.099%
JCU | Kiggavik Project
NATURE OF OPERATIONS
Ownership interest, joint ventures	33.8118%
JCU | Christie Lake
NATURE OF OPERATIONS
Ownership interest, joint ventures	34.4508%